Critical Accounting Estimates and Judgments - Narrative (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of changes in accounting estimates [line items]
Impairment of goodwill	$ 0	$ 0	$ 0
Right-of-use asset and leasehold improvement, residual value		0
Total impairment	0	7,435,000	$ 0
Equity investments
Disclosure of changes in accounting estimates [line items]
Total impairment		(300,000)
Debt Investments
Disclosure of changes in accounting estimates [line items]
Total impairment	$ (2,100,000)	$ (2,000,000)